Condensed Statements of Cash Flows (Unaudited) (USD $)	9 Months Ended		12 Months Ended		99 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Cash flows from operating activities:
Net loss	$ (4,437,399)	$ (3,432,349)	$ (4,316,779)	$ (4,960,019)	$ (29,904,925)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expense	42,220	35,871	66,120	57,173	239,475
Stock-based compensation expense	143,643	66,001	87,428	109,197	291,215
Revaluation of warrant liability	(50,762)	(11,230)	(61,541)	(156,163)	(622,824)
Noncash interest expense	369,677	227,911	305,917	545,165	1,228,529
Loss on disposal of property and equipment				31,433	31,433
Changes in assets and liabilities:
Accounts receivable	(3,750)	849	849	(849)
Inventory	91,261	(574)	71,247	(242,861)	(288,967)
Prepaid and other current assets	120,177	(209,711)	(243,661)	123,605	(308,183)
Other noncurrent assets	13,908	13,908	13,930	(48,300)	(43,783)
Accounts payable	(401,256)	439,849	481,738	(13,175)	967,315
Accrued liabilities	61,293	(80,357)	(159,868)	(888,960)	337,095
Net cash used in operating activities	(4,050,988)	(2,949,832)	(3,754,620)	(5,443,754)	(28,073,620)
Cash flows from investing activities:
Proceeds from sale of property and equipment				50	50
Purchase of property and equipment	(106,359)	(4,214)	(4,213)	(23,331)	(337,678)
Net cash used in investing activities	(106,359)	(4,214)	(4,213)	(23,281)	(337,628)
Cash flows from financing activities:
Net cash proceeds from issuance of common stock in connection with private placement offering	4,204,220
Net proceeds from issuance of common stock					4,000
Proceeds from exercise of stock options				9,335	28,687
Repurchase of common stock					(565)
Repurchase of restricted stock options					(316)
Proceeds from related party convertible bridge notes and warrants	1,500,000	3,000,000	3,875,000	2,000,000	9,375,400
Repayments of notes payable		(134,814)	(134,814)	(2,165,475)	(4,163,361)
Net cash provided by financing activities	5,704,220	2,865,186	3,740,186	5,743,210	28,841,355
Net increase (decrease) in cash and cash equivalents	1,546,873	(88,860)	(18,647)	276,175	430,107
Proceeds from notes payable				2,135,159	6,107,159
Beginning of period	430,107	448,754	448,754	172,579
End of period	1,976,980	359,894	430,107	448,754	430,107
Supplemental disclosure
Cash paid for interest	116,905	106,469	141,423	198,194	783,482
Cash paid for income taxes	800	800	800	800	6,400
Supplemental schedule of noncash investing and financing activities:
Issuance of warrants in connection with loans/notes payable					20,069
Tranfer of equipment between inventory and property and equipment			60,804		60,804
Conversion of bridge loans and interest into stock	1,545,678
Extinguishment of convertible notes debt and related related accrued interest pursuant to Merger Agreement	5,397,278
Agreement	572,910
Payable to non-accredited investors in connection with Merger Agreement	16,498
Preferred Class A [Member]
Cash flows from financing activities:
Proceeds from issuance of convertible preferred stock and warrants, net of issuance costs					13,726,160
Supplemental schedule of noncash investing and financing activities:
Conversion of bridge loans and interest into stock					501,873
Preferred Class B [Member]
Cash flows from financing activities:
Proceeds from issuance of convertible preferred stock and warrants, net of issuance costs				3,764,191	3,764,191
Supplemental schedule of noncash investing and financing activities:
Conversion of bridge loans and interest into stock				4,709,968	4,709,968
Bridge Loan [Member]
Supplemental schedule of noncash investing and financing activities:
Cancellation of warrants in connection with bridge loans					15,091
Notes Payable to Banks [Member]
Supplemental schedule of noncash investing and financing activities:
Issuance of warrants in connection with loans/notes payable	622,170				100,584
April 2012 Term Loan [Member]
Supplemental schedule of noncash investing and financing activities:
Issuance of warrants in connection with loans/notes payable					70,082
Related Party Convertible Bridge Notes [Member]
Supplemental schedule of noncash investing and financing activities:
Issuance of warrants in connection with loans/notes payable				$ 167,090	$ 670,090